SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,404,826
Ending balance	449,589	$ 3,404,826
Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,435,270
Ending balance		2,435,270
Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	149,906
Ending balance		149,906
Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	468,217
Ending balance	240,775	468,217
Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,346
Ending balance		15,346
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	331,820
Ending balance	206,479	331,820
Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,267
Ending balance	2,335	4,267
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,790,228	10,747,277
Charge for the year	526,443	1,054,759
Reclassified as held for sale	(1,046,638)
Eliminated upon disposals	(1,051,298)	(3,818)
Disposal of subsidiaries	(8,884,250)
Exchange difference	15,225	(7,990)
Ending balance	1,349,710	11,790,228
Gross carrying amount [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,435,270	1,546,665
Charge for the year		888,605
Reclassified as held for sale	(888,605)
Eliminated upon disposals
Disposal of subsidiaries	(1,546,665)
Exchange difference
Ending balance		2,435,270
Gross carrying amount [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,464,352	3,332,290
Charge for the year		123,642
Reclassified as held for sale	(158,033)	8,420
Eliminated upon disposals
Disposal of subsidiaries	(3,306,319)
Exchange difference
Ending balance		3,464,352
Gross carrying amount [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,867	24,223
Charge for the year
Reclassified as held for sale
Eliminated upon disposals
Disposal of subsidiaries
Exchange difference	542	(356)
Ending balance	24,409	23,867
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year	110,426	8,420
Reclassified as held for sale		(8,420)
Eliminated upon disposals
Disposal of subsidiaries	(110,426)
Exchange difference
Ending balance
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,544,117	4,516,645
Charge for the year	311,710	27,566
Reclassified as held for sale
Eliminated upon disposals	(764,667)
Disposal of subsidiaries	(3,519,604)
Exchange difference	191	(94)
Ending balance	571,747	4,544,117
Gross carrying amount [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	45,573	43,437
Charge for the year		2,136
Reclassified as held for sale
Eliminated upon disposals	(23,967)
Disposal of subsidiaries	(21,606)
Exchange difference
Ending balance		45,573
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,213,243	1,220,857
Charge for the year	102,782	2,007
Reclassified as held for sale
Eliminated upon disposals	(258,800)	(3,201)
Disposal of subsidiaries	(351,169)
Exchange difference	12,374	(6,420)
Ending balance	718,430	1,213,243
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	63,806	63,160
Charge for the year	1,525	2,383
Reclassified as held for sale
Eliminated upon disposals	(3,864)	(617)
Disposal of subsidiaries	(28,461)
Exchange difference	2,118	(1,120)
Ending balance	35,124	63,806
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,345,728)	(2,940,568)
Charge for the year	(147,741)	(414,022)
Reclassified as held for sale	11,853
Eliminated upon disposals	743,249	2,964
Disposal of subsidiaries	2,230,501
Exchange difference	(12,669)	5,898
Ending balance	(520,535)	(3,345,728)
Accumulated depreciation and amortisation [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Reclassified as held for sale
Eliminated upon disposals
Disposal of subsidiaries
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(536,089)	(519,149)
Charge for the year	(8,253)	(16,940)
Reclassified as held for sale	11,853
Eliminated upon disposals
Disposal of subsidiaries	532,489
Exchange difference
Ending balance		(536,089)
Accumulated depreciation and amortisation [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(23,867)	(21,147)
Charge for the year		(3,089)
Reclassified as held for sale
Eliminated upon disposals
Disposal of subsidiaries
Exchange difference	(542)	369
Ending balance	(24,409)	(23,867)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Reclassified as held for sale
Eliminated upon disposals
Disposal of subsidiaries
Exchange difference
Ending balance
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,998,941)	(1,836,502)
Charge for the year	(47,840)	(162,400)
Reclassified as held for sale
Eliminated upon disposals	513,971
Disposal of subsidiaries	1,487,768
Exchange difference	(189)	(39)
Ending balance	(45,231)	(1,998,941)
Accumulated depreciation and amortisation [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(25,921)	(20,653)
Charge for the year	(6,223)	(5,268)
Reclassified as held for sale
Eliminated upon disposals	14,739
Disposal of subsidiaries	17,405
Exchange difference
Ending balance		(25,921)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(705,110)	(491,362)
Charge for the year	(82,967)	(220,604)
Reclassified as held for sale
Eliminated upon disposals	211,514	2,347
Disposal of subsidiaries	168,359
Exchange difference	(9,902)	4,509
Ending balance	(418,106)	(705,110)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(55,800)	(51,755)
Charge for the year	(2,458)	(5,721)
Reclassified as held for sale
Eliminated upon disposals	3,025	617
Disposal of subsidiaries	24,480
Exchange difference	(2,036)	1,059
Ending balance	(32,789)	(55,800)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,039,674)	(4,244,688)
Charge for the year	(543,035)	(794,986)
Disposal of subsidiaries	5,203,123
Ending balance	(379,586)	(5,039,674)
Accumulated impairment [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year	(543,035)
Disposal of subsidiaries	543,035
Ending balance
Accumulated impairment [member] | Properties [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,778,357)	(2,575,694)
Charge for the year		(202,663)
Disposal of subsidiaries	2,778,357
Ending balance		(2,778,357)
Accumulated impairment [member] | Leasehold improvement [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Disposal of subsidiaries
Ending balance
Accumulated impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Charge for the year
Disposal of subsidiaries
Ending balance
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,076,959)	(1,668,994)
Charge for the year		(407,965)
Disposal of subsidiaries	1,791,218
Ending balance	(285,741)	(2,076,959)
Accumulated impairment [member] | Furnitures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,306)
Charge for the year		(4,306)
Disposal of subsidiaries	4,306
Ending balance		(4,306)
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(176,313)
Charge for the year		(176,313)
Disposal of subsidiaries	82,468
Ending balance	(93,845)	(176,313)
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,739)
Charge for the year		(3,739)
Disposal of subsidiaries	3,739
Ending balance		$ (3,739)